Subsequent Events	6 Months Ended
Jun. 30, 2014
Subsequent Events [Abstract]
Subsequent Events

NOTE 10 – SUBSEQUENT EVENTS

In July 2014, the Company filed a Form S-1 with the SEC to register 6,988,574 shares of its common stock, consisting of 2,892,858 shares of common stock issuable upon the conversion of the Series A 6% Convertible Preferred Stock, 2,892,858 shares of common stock issuable upon the exercise of warrants, 867,858 shares of common stock reserved for the payment in stock of all dividends of the Series A 6% Convertible Preferred Stock for five years and 335,000 shares of common stock currently held by certain shareholders.

In June 2014, the Board of Directors of the Company, with the consent of a majority of the shareholders, approved the change of the Company name to Dala Petroleum Corp. The Information Statement was mailed to all shareholders in July 2014. The name change will become effective in August 29, 2014.

In July 2014, the Company participated in the drilling of an additional oil and gas well, which resulted in a dry hole. The Company incurred $44,969 in costs towards the well.